Provisions - Summary Of Other Provisions (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of other provisions [line items]
Beginning balance	€ 1,117
Increase	305
Used through income statement	(9)
Used directly	(194)
Exchange differences and other changes	1
Ending balance	1,220
Non-current portion, ending balance	825
Non-current portion, beginning balance	876
Current portion, beginning balance	292
Current portion, ending balance	344
Provision for taxation and tax risks [member]
Disclosure of other provisions [line items]
Beginning balance	93
Increase	30
Used directly	(21)
Exchange differences and other changes	2
Ending balance	104
Provision for restoration costs [member]
Disclosure of other provisions [line items]
Beginning balance	350
Increase	10
Used directly	(13)
Exchange differences and other changes	1
Ending balance	348
Provision for legal disputes [member]
Disclosure of other provisions [line items]
Beginning balance	605
Increase	244
Used directly	(134)
Exchange differences and other changes	(6)
Ending balance	709
Provision for commercial risks [member]
Disclosure of other provisions [line items]
Beginning balance	28
Increase	18
Used directly	(12)
Exchange differences and other changes	(1)
Ending balance	33
Provision for risks and charges on investments and corporate-related transactions [member]
Disclosure of other provisions [line items]
Beginning balance	32
Used through income statement	(5)
Used directly	(6)
Ending balance	21
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	9
Increase	3
Used through income statement	(4)
Used directly	(8)
Exchange differences and other changes	5
Ending balance	€ 5